Horizon Kinetics Texas ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Building-Residential/Commercial - 5.9%
DR Horton, Inc.	610	$83,704
Green Brick Partners, Inc. (a)	880	56,716
LGI Homes, Inc. (a)	1,745	68,980
		209,400

Commercial Services - 3.1%
Quanta Services, Inc.	200	109,804

Consumer Products-Miscellaneous - 2.5%
Kimberly-Clark Corp.	920	88,752

Distribution/Wholesale - 0.8%
Copart, Inc. (a)	500	16,600
Fermi, Inc. (a)	1,500	8,760
		25,360

Electric-Integrated - 2.9%
CenterPoint Energy, Inc.	2,385	102,937

Engineering-Research & Development Services - 2.9%
Fluor Corp. (a)	2,180	101,697

Independent Power Producer - 5.1%
NRG Energy, Inc.	625	91,338
Vistra Corp.	595	89,446
		180,784

Investment Management/Advisory Services - 1.7%
TPG, Inc.	1,490	60,360

Oil Companies-Exploration & Production - 22.5%
ConocoPhillips	980	129,360
Diamondback Energy, Inc.	840	166,144
EOG Resources, Inc.	880	127,221
Landbridge Co. LLC - Class A	3,275	226,139
Occidental Petroleum Corp.	2,215	143,975
		792,839

Oil Companies-Integrated - 7.1%
Chevron Corp.	590	122,071
Exxon Mobil Corp.	750	127,245
		249,316

Oil-Field Services - 7.2%
SLB Ltd.	2,690	138,239
WaterBridge Infrastructure LLC - Class A	4,280	114,661
		252,900

Oil-US Royalty Trusts - 14.9%
Permian Basin Royalty Trust	10,000	215,200
Sabine Royalty Trust	1,375	103,593
Texas Pacific Land Corp.	431	204,535
		523,328

Pipelines - 12.9%
Cheniere Energy, Inc.	60	17,026
Energy Transfer LP	5,375	103,738
Enterprise Products Partners LP	2,860	108,222
Kinder Morgan, Inc.	3,350	112,325
Plains All American Pipeline LP	5,000	111,650
		452,961

Steel-Producers - 2.2%
Commercial Metals Co.	1,250	76,787
TOTAL COMMON STOCKS (Cost $3,081,558)		3,227,225

TOTAL INVESTMENTS - 91.7% (Cost $3,081,558)		3,227,225
Money Market Deposit Account - 8.3% (b)		293,111
Other Assets in Excess of Liabilities - 0.0% (c)		428
TOTAL NET ASSETS - 100.0%		$3,520,764

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Horizon Kinetics Texas ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,227,225	$–	$–	$3,227,225
Total Investments	$3,227,225	$–	$–	$3,227,225

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
United States	$3,227,225	91.7%
Other Assets in Excess of Liabilities	293,539	8.3
	$3,520,764	100.0%